Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Fair Value of the Warrants	On January 17, 2024, the relative fair value of the warrants was $1,867,400, calculated using the Black-Scholes pricing model with the following assumptions:
As of January 17, 2024
Risk-free rate of return	4.02%
Estimated volatility rate	99.86%
Dividend yield	0%
Spot price of underlying ordinary share	$2.8
Exercise price	$1.5
Relative fair value of warrant	$1,867,400
On August 5, 2024, the relative fair value of the Series A common stock warrants and Series B common stock warrants were $26,720 and $88,766, respectively, calculated using the Black-Scholes pricing model with the following assumptions:
	August 5, 2024
	Series A Warrants	Series B Warrants
Risk-free rate of return	3.89%	3.62%
Estimated volatility rate	136.12%	166.01%
Dividend yield	0%	0%
Spot price of underlying ordinary share	$2.07	$2.07
Exercise price	$2.20	$2.20